Deferred tax	12 Months Ended
Dec. 31, 2018
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Deferred tax

15. Deferred tax

The Group’s deferred tax assets and liabilities are measured at the end of each period in accordance with IAS 12 Income taxes. The recognition of deferred tax assets is determined by reference to the Group’s estimate of recoverability, using models where appropriate to forecast future taxable profits.

Deferred tax assets have only been recognised for territories where the Group considers that it is probable that all or a portion of the deferred tax assets will be realised. The main factors that we consider include:

– the future earnings potential determined through the use of internal forecasts;

– the cumulative losses in recent years;

– the various jurisdictions in which the potential deferred tax assets arise;

– the history of losses carried forward and other tax assets expiring;

– the timing of future reversal of taxable temporary differences;

– the expiry period associated with the deferred tax assets; and

– the nature of the income that can be used to realise the deferred tax asset.

If it is probable that some portion of these assets will not be realised, then no asset is recognised in relation to that portion.

If market conditions improve and future results of operations exceed our current expectations, our existing recognised deferred tax assets may be adjusted, resulting in future tax benefits. Alternatively, if market conditions deteriorate further or future results of operations are less than expected, future assessments may result in a determination that some or all of the deferred tax assets are not realisable. As a result, all or a portion of the deferred tax assets may need to be reversed.

Certain deferred tax assets and liabilities have been offset as they relate to the same tax group. The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2018 £m	Offset 2018 £m	As reported 2018 £m	Gross 2017 £m	Offset 2017 £m	As reported 2017 £m
Deferred tax assets	412.0	(259.0)	153.0	411.8	(251.5)	160.3
Deferred tax liabilities	(738.5)	259.0	(479.5)	(765.2)	251.5	(513.7)
	(326.5)	–	(326.5)	(353.4)	–	(353.4)

The following are the major gross deferred tax assets recognised by the Group and movements thereon in 2018 and 2017:

	Deferred compensation £m	Accounting provisions and accruals £m	Retirement benefit obligations £m	Property, plant and equipment £m	Tax losses and credits £m	Share- based payments £m	Restructuring provisions £m	Other temporary differences £m	Total £m
1 January 2017	95.6	80.6	141.4	70.8	89.7	75.8	5.9	38.2	598.0
Acquisition of subsidiaries	–	–	–	–	–	–	–	2.6	2.6
(Charge)/credit to income	(5.5)	6.6	(10.2)	6.9	(34.4)	(0.4)	(1.5)	(21.7)	(60.2)
Impact of US tax reform	(30.8)	(8.1)	(29.1)	(6.8)	23.1	(10.9)	1.6	(1.1)	(62.1)
Charge to other comprehensive income	–	–	(20.9)	–	–	–	–	–	(20.9)
Charge to equity	–	–	–	–	–	(27.3)	–	–	(27.3)
Exchange differences	(5.8)	5.8	(5.6)	(2.5)	(5.7)	(4.2)	(0.2)	(0.1)	(18.3)
31 December 2017	53.5	84.9	75.6	68.4	72.7	33.0	5.8	17.9	411.8
Acquisition of subsidiaries	–	–	–	–	–	–	–	2.0	2.0
Credit/(charge) to income	4.7	13.0	(11.2)	(20.6)	(8.9)	(15.3)	10.7	11.0	(16.6)
Charge to other comprehensive income	–	–	(0.2)	–	–	–	–	–	(0.2)
Charge to equity	–	–	–	–	–	(1.6)	–	–	(1.6)
Exchange differences	3.4	3.5	4.3	0.1	3.3	0.7	0.8	0.5	16.6
31 December 2018	61.6	101.4	68.5	47.9	67.1	16.8	17.3	31.4	412.0

Other temporary differences comprise a number of items including tax deductible goodwill, none of which is individually significant to the Group’s consolidated balance sheet. At 31 December 2018 the balance related to temporary differences in relation to revenue adjustments, tax deductible goodwill, fair value adjustments, and other temporary differences.

In addition the Group has recognised the following gross deferred tax liabilities and movements thereon in 2018 and 2017:

	Brands and other intangibles £m	Associate earnings £m	Goodwill £m	Property, plant and equipment £m	Financial instruments £m	Other temporary differences £m	Total £m
1 January 2017	755.9	28.3	232.5	36.2	64.0	33.1	1,150.0
Acquisition of subsidiaries	21.4	–	–	–	–	–	21.4
(Credit)/charge to income	(49.9)	(6.0)	0.7	(0.5)	(3.3)	5.1	(53.9)
Impact of US tax reform	(203.8)	–	(76.3)	(11.9)	(22.2)	18.0	(296.2)
Charge to other comprehensive income	–	–	–	–	–	3.7	3.7
Exchange differences	(34.4)	(0.7)	(16.5)	(2.6)	(2.3)	(3.3)	(59.8)
31 December 2017	489.2	21.6	140.4	21.2	36.2	56.6	765.2
Acquisition of subsidiaries	10.7	–	–	–	–	–	10.7
(Credit)/charge to income	(68.8)	(3.9)	31.8	(0.3)	(0.9)	(20.7)	(62.8)
Charge to other comprehensive income	–	–	–	–	–	0.5	0.5
Exchange differences	7.5	(0.1)	10.1	1.3	4.6	1.5	24.9
31 December 2018	438.6	17.6	182.3	22.2	39.9	37.9	738.5

At the balance sheet date, the Group has gross tax losses and other temporary differences of £6,638.6 million (2017: £6,208.6 million) available for offset against future profits. Deferred tax assets have been recognised in respect of the tax benefit of £1,763.4 million (2017: £1,539.3 million) of such tax losses and other temporary differences. No deferred tax asset has been recognised in respect of the remaining £4,875.2 million (2017: £4,669.3 million) of losses and other temporary differences as the Group considers that there will not be enough taxable profits in the entities concerned such that any additional asset could be considered recoverable. Included in the total unrecognised temporary differences are losses of £46.4 million (2017: £56.5 million) that will expire within 1–10 years, and £4,572.6 million (2017: £4,421.5 million) of losses that may be carried forward indefinitely.

At the balance sheet date, the aggregate amount of the temporary differences in relation to the investment in subsidiaries for which deferred tax liabilities have not been recognised was £1,768.5 million (2017: £3,898.0 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and the Group considers that it is probable that such differences will not reverse in the foreseeable future.